Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Summary of income (loss) from discontinued operations [Table Text Block]
The income (loss) from discontinued operations for the years ended December 31 was:

	2012		2011		2010
	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax
Environmental matters	$3	$2	$3	$2	$31	$20
Divestiture of the Entertainment business	(6)	(4)	(147)	(96)	(43)	(28)
Spin-off of Teradata	—	8	—	6	—	3
Closure of the EFT Canadian business	—	—	(2)	(1)	—	—
Divestiture of the Healthcare business	—	—	(5)	(4)	(7)	(5)
Total	$(3)	$6	$(151)	$(93)	$(19)	$(10)